Label	Element	Value
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. Depending on market conditions, the Fund's investments in foreign securities may fluctuate, but the Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund regularly attempts to hedge (protect) against currency risks, largely using currency-related derivatives, such as forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of other equity- and credit-related derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q4	18.96%
Worst Quarter:	2020, Q1	-29.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2024
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Market
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in tariffs, trade barriers and investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Value Style Investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing: A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Foreign Securities (non-U.S.)
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Regional
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, including Europe, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. Current uncertainty concerning the economic consequences of Russia’s military invasion of Ukraine in February 2022 has increased market volatility.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Focus
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Small and Mid Capitalization Companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Derivative Instruments
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Merger Arbitrage Securities and Distressed Companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Merger Arbitrage Securities and Distressed Companies: A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Liquidity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | ESG Considerations
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ESG Considerations: ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused companies. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer may differ from that of investors, third-party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Cybersecurity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | MSCI All Country World Index-NR
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index-NR
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	9.23%
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | MSCI World Value Index-NR
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Label	rr_AverageAnnualReturnLabel	MSCI World Value Index-NR
1 Year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.65%
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	6.69%
10 Years	rr_AverageAnnualReturnYear10	6.14%
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	$ 1,408
Annual Return 2015	rr_AnnualReturn2015	(3.65%)
Annual Return 2016	rr_AnnualReturn2016	12.06%
Annual Return 2017	rr_AnnualReturn2017	8.71%
Annual Return 2018	rr_AnnualReturn2018	(11.22%)
Annual Return 2019	rr_AnnualReturn2019	24.37%
Annual Return 2020	rr_AnnualReturn2020	(4.46%)
Annual Return 2021	rr_AnnualReturn2021	19.13%
Annual Return 2022	rr_AnnualReturn2022	(4.75%)
Annual Return 2023	rr_AnnualReturn2023	20.31%
Annual Return 2024	rr_AnnualReturn2024	4.66%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.61%)
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.87%
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Class 4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	$ 1,522
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	5.76%

[1]	Other expenses have been restated to reflect fees and expenses for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.